UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2012

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	460 Park Avenue, 22nd Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     May 8, 2012

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 23
Form 13F Information Table Total Value: $ 251,880 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Acco Brands Corp             Common     00081T108   $24,431   1,726,895    SH    SOLE  N/A   1,342,500  N/A    384,395
AT & T Corp                  Common     00206R102   $ 2,030      65,000    SH    SOLE  N/A      65,000  N/A        -
Cadiz Inc                    Common     127537207   $15,048   1,635,618    SH    SOLE  N/A   1,193,385  N/A    442,233
Compass Diversified Holdings Common     20451Q104   $11,426     772,560    SH    SOLE  N/A     765,000  N/A      7,560
Compugen Ltd                 Common     M25722105   $   300      50,000    SH    SOLE  N/A         -    N/A     50,000
Darling International        Common     237266101   $   401      23,000    SH    SOLE  N/A      23,000  N/A          0
Durect Corporation           Common     266605104   $ 3,270   4,087,300    SH    SOLE  N/A   3,420,000  N/A    667,300
Fxcm Inc                     Common     302693106   $19,931   1,534,350    SH    SOLE  N/A   1,252,500  N/A    281,850
Global Power Equipment Group Common     37941P306   $22,964     829,038    SH    SOLE  N/A     673,563  N/A    155,475
GSE Holding Inc              Common     36191X100   $ 6,783     516,600    SH    SOLE  N/A     418,450  N/A     98,150
Heska Corp                   Common     42805E306   $ 4,607     404,850    SH    SOLE  N/A     377,500  N/A     27,350
Horsehead Holding Corp       Common     440694305   $26,522   2,328,563    SH    SOLE  N/A   1,929,933  N/A    398,630
Johson Control Inc           Common     478366107   $   406      12,500    SH    SOLE  N/A      12,500  N/A          0
Libbey Inc                   Common     529898108   $22,609   1,747,215    SH    SOLE  N/A   1,320,480  N/A    426,735
Matrix Service Co            Common     576853105   $26,860   1,917,211    SH    SOLE  N/A   1,536,000  N/A    381,211
Metalico Inc                 Common     591176102   $16,565   3,879,500    SH    SOLE  N/A   3,015,000  N/A    864,500
Microsoft Corp               Common     594918104   $ 2,484      77,000    SH    SOLE  N/A      77,000  N/A        -
Owens-Illinois Inc           Common     690768403   $11,386     487,845    SH    SOLE  N/A     387,000  N/A    100,845
Providence Service Corp      Common     743815102   $ 2,550     164,437    SH    SOLE  N/A      53,722  N/A    110,715
Rand Logistics Inc           Common     752182105   $15,793   1,875,645    SH    SOLE  N/A   1,400,380  N/A    475,265
Stealthgas Inc               Common     Y81669106   $11,212   1,900,411    SH    SOLE  N/A   1,462,000  N/A    438,411
United States Steel Corp     Common     912909108   $   646      22,000    SH    SOLE  N/A         -    N/A     22,000
Uranium Resources Inc        Common     916901507   $ 3,656   4,018,097    SH    SOLE  N/A   3,361,700  N/A    656,397